Victory Portfolios II

15935 La Cantera Parkway

San Antonio, Texas 78256

June 30, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to each of the VictoryShares International Free Cash Flow ETF, VictoryShares International Free Cash Flow Growth ETF and VictoryShares Pioneer Asset-Based Income ETF (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 133 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 23, 2025, accession number 0001683863-25- 005303.

If you have any questions or comments regarding this filing, please call Jay G. Baris of Sidley Austin LLP at 212-839-8600, or Matthew J. Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios II

By: /s/ Thomas Dusenberry
      _______________________________

Thomas Dusenberry

President